Goodwill and other intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 02, 2013	Jun. 23, 2014
Goodwill [Line Items]
Goodwill	$ 28,322		$ 0
Goodwill, Purchase Accounting Adjustments	(100)
Goodwill	36,116		0
Barcas Field Services, LLC [Member]
Goodwill [Line Items]
Goodwill				28,224
Goodwill, Acquired During Period		28,322
Goodwill, Purchase Accounting Adjustments	(98)
Goodwill				28,224
Chesapeake crude oil trucking assets [Member]
Goodwill [Line Items]
Goodwill					7,892
Goodwill, Acquired During Period	7,892
Goodwill, Purchase Accounting Adjustments	(10,000)
Goodwill					$ 7,892